Employee benefits and share-based payments (Tables)	12 Months Ended
Jun. 30, 2024
Employee benefits and share-based payments
Schedule of movements in the number of matching shares outstanding
	06.30.2024	06.30.2023	06.30.2022
At the beginning	1,773,528	1,865,505	1,890,310
Granted	(101,651)	(91,977)	(24,805)
At the end	1,671,877	1,773,528	1,865,505